7. Common Shares	3 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
7.        Common Shares

a)
On November 6, 2012, the Company issued 1,000,000 founders share with a fair value of $1,000 to management and directors of the Company. The amounts have been recorded as contributed capital. Upon the reverse merger as described in Note 7b), these amounts have been recorded to additional paid-in capital.

b)
On November 28, 2012, the Company acquired 100% of the members shares of Mobile Dynamic Marketing, Inc. in exchange for the issuance of 10,000,000 common shares.  As part of the acquisition, the Company cancelled 150,000,000 issued and outstanding common shares held by the former President and Director of the Company and 1,000,000 founders’ shares held by the management and directors of Mobile Dynamic.

c)	On May 7, 2013, the Company issued 10,000,000 common shares at $0.0075 per share for proceeds of $75,000.
d)	As of June 30, 2013, the Company received subscription proceeds of $50,000. Refer to Note 8.